UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Long-Term Municipal Advantage Trust,
40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007

BlackRock Long-Term Municipal Advantage Trust (BTA)
 (Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	LONG-TERM INVESTMENTS—194.9%
	Municipal Bonds—104.6%
	Arizona—2.2%
$2,100	Phoenix & Pima Cnty. Indl. Dev. Auth., Local or Gtd. Hsg. RB, Ser. 2007-1, 5.25%, 8/01/38, AMT	$2,157,267
	Pima Cnty. Indl. Dev. Auth.,
945	Local or Gtd. Hsg. RB, 5.23%, 2/04/12, AMT	945,000
1,000	Sch. Impvts. Misc. RB, Arizona Charter Schs. Proj., Ser. 0, 5.25%, 7/01/31	986,550
		4,088,817
	California—5.6%
7,000	Irvine Unified Sch. Dist. Fin. Grp. II, Sch. Impvts. ST, Ser. A, 5.125%, 9/01/36	6,921,390
3,625	Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Daughters of Charity Proj., Ser. A, 5.00%, 7/01/39	3,529,010
		10,450,400
	Colorado—2.0%
2,500	Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth./Sunbelt Proj., 5.125%, 11/15/29	2,535,800
1,200	North Range Met. Dist. No 2, Pub. Impvts. Ad Valorem Ppty. Tax GO, Shea Homes LP Proj., 5.50%, 12/15/37	1,184,220
		3,720,020
	Connecticut—1.6%
3,000	St. Hsg. Fin. Auth., Local or Gtd. Hsg. RB, Ser. A-2, 5.15%, 5/15/38, AMT	3,014,010
	District of Columbia—13.1%
	Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB,
6,470	6.25%, 5/15/24	6,821,968
15,415	6.50%, 5/15/33	17,799,084
		24,621,052
	Florida—4.6%
1,000	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Bolingbrook Hlth. Sys. Proj., 5.125%, 11/15/32	1,006,170
2,830	Hillsborough Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Tampa Gen. Hosp. Proj., 5.00%, 10/01/36	2,770,259
845	Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	838,485
1,150	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, 1st Mtg. Orlando Lutheran Tower Proj., 5.50%, 7/01/38	1,116,684
	Sarasota Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nurisng Home RB, Vlg. On The Isle Proj.,
560	5.50%, 1/01/27	567,509
520	5.50%, 1/01/32	524,488
1,850	Watergrass Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 5.375%, 5/01/39	1,773,040
		8,596,635
	Georgia—0.9%
1,000	Cobb Cnty. Dev. Auth., Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.00%, 4/01/33, AMT	952,720
680	Gainesville Redev. Auth. Edl. Facs., Private Schs. RB, Riverside Military Academy Proj., 5.125%, 3/01/27	675,818
		1,628,538
	Illinois—3.7%
	Fin. Auth.,
3,000	Coll. & Univ. RB, Illinois Inst. of Technology Proj., Ser. A, 5.00%, 4/01/36	2,963,760
4,000	Hlth., Hosp. & Nursing Home RB, Proctor Hosp. Proj., 5.125%, 1/01/25	3,956,680
		6,920,440
	Indiana—2.1%
2,000	Delaware Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Ball Mem. Hosp., Inc. Proj., 5.25%, 8/01/36	2,001,420
1,985	Hlth. & Edl. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Cmnty. Fndtn. Northwest Ind. Proj., 5.50%, 3/01/37	1,995,183
		3,996,603
	Kansas—2.0%
3,650	Lenexa, Hlth., Hosp. & Nursing Home Impvts. RB, Lakeview Village Inc. Proj., 5.50%, 5/15/39	3,699,312
	Kentucky—1.3%
2,500	Trimble Cnty., Indl. RB, Louisville Gas & Elec. Co. Proj., 4.60%, 6/01/33, AMBAC	2,442,200
	Louisiana—0.8%
1,425	St. Tammany Parish Fin. Auth., Local Sngl. Fam. Hsg. RB, Ser. A, 5.25%, 12/01/39	1,480,917
	Maryland—0.5%
1,000	Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, King Farm Presbyterian Cmnty. Proj., 5.00%, 1/01/17	994,770
	Michigan—0.7%
1,540	Garden City Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Garden City Hosp. Proj., Ser. A, 5.00%, 8/15/38	1,400,476
	Minnesota—5.5%
6,460	Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Residential Hsg. Proj., 4.85%, 7/01/31, AMT	6,279,766
4,000	Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, 5.00%, 10/01/35	4,083,080
		10,362,846
	Mississippi—0.6%
1,215	Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%, 12/01/28, AMT	1,133,729
	Missouri—1.4%
2,500	Hsg. Dev. Comm., Local or Gtd. Hsg. RB, Ser. B1, 5.05%, 3/01/38	2,528,900
	Montana—2.2%
	Two Rivers Auth., Correctional Fac. Impvts. Misc. RB,
1,500	7.25%, 11/01/21	1,519,890
2,600	7.375%, 11/01/27	2,653,742
		4,173,632

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	Municipal Bonds—(cont’d)
	New Hampshire—2.6%
$5,000	Business Fin. Auth., Indl. Impvts. RB, Wst. Mgmt., Inc. Proj., 5.20%, 5/01/27, AMT	$4,969,050
	New Jersey—3.7%
6,515	Tobacco Settlement Fing. Corp., Pub. Impvts. Tobacco Settlement Funded RB, 5.75%, 6/01/32	6,969,812
	New Mexico—2.0%
3,750	Farmington Poll. Ctrl., Misc. RB, Pub. Svc. Co. of New Mexico Proj., Ser. B, 4.875%, 4/01/33	3,662,775
	New York—11.1%
5,000	Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	5,305,100
2,145	Mtg. Agcy., Local or Gtd. Hsg. RB, Ser. 143, 4.75%, 10/01/22, AMT	2,117,480
5,000	Nassau Cnty. Tobacco Settlement Corp., Tobacco Settlement Funded RB, Ser. A2, Zero Coupon, 6/01/26	4,609,350
7,600	New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., 7.625%, 8/01/25, AMT	8,869,580
		20,901,510
	North Carolina—1.2%
2,160	Med. Care Comm., Hlth., Hosp. & Nursing Home RB, Novant Hlth., Inc. Proj., 5.00%, 11/01/39	2,170,951
	Oklahoma—0.5%
1,015	Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, St. John Hlth. Sys., Inc. Proj., 5.00%, 2/15/42	1,014,980
	Pennsylvania—1.8%
2,080	Allegheny Cnty. Hosp. Dev. Auth., Hlth., Hosp. & Nursing Home RB, West Penn Allegheny Hlth. Sys. Proj., 5.375%,
	11/15/40	2,036,570
1,000	Harrisburg Auth., Univ. & Coll. Impvts. RB, Harrisburg Univ. of Science Proj., 5.40%, 9/01/16	999,950
450	Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.60%, 10/01/27	426,285
		3,462,805
	Puerto Rico—2.5%
1,550	Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/36	1,710,161
3,000	Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/36	3,006,090
		4,716,251
	South Carolina—3.7%
1,040	Hlth. & Edl. Fac. Auth., Hlth., Hosp. & Nursing Home RB, Sanford Hlth. Proj., 5.00%, 11/01/40	1,041,269
	Jobs Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, First Mtg. Lutheran Homes Proj.,
600	5.50%, 5/01/28	598,470
1,000	5.625%, 5/01/42	997,480
2,500	Jobs-Econ. Dev. Auth., Misc. RB, Burroughs & Chapin Proj., 4.70%, 4/01/35, RAA	2,322,375
2,000	Scago Edl. Facs. Corp. for Colleton Sch. Dist., Sch. Impvts. Lease Approp. RB, Williamsburg Cnty. Proj., 5.00%, 12/01/31, RAA	1,999,860
		6,959,454
	Tennessee—1.8%
5,000	Knox Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home Impvts. RB, Covenant Hlth. Proj., Zero Coupon, 1/01/36	1,096,950
2,215	Shelby Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home Impvts. RB, St. Jude Children's Research Hosp. Proj., 5.00%, 7/01/31	2,230,749
		3,327,699
	Texas—13.1%
1,250	Affordable Hsg. Corp., Sngl. Fam. Hsg. RB, Professional Educators Proj., 5.50%, 12/01/39, AMT	1,311,398
2,500	Alliance Arpt. Auth., Indl. RB, FedEx Corp. Proj., 4.85%, 4/01/21	2,446,075
2,000	Brazos River Poll. Ctrl. Auth., Swr. Impvts. Misc. RB, TXU Energy Co. LLC Proj., 5.00%, 3/01/41, AMT	1,824,760
7,980	Dallas-Fort Worth Intl. Arpt. Facs. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, Ser. A, 5.00%, 11/01/35, FSA, AMT	7,996,598
1,150	HFDC of Central Texas, Inc. Retirement Fac., Hlth., Hosp. & Nursing Home RB, Vlg. at Gleannloch Farms Proj., Ser. A, 5.50%, 2/15/27	1,169,607
1,500	Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Care Svcs. Proj., 4.50%, 10/01/35, FGIC	1,430,805
34,560	Leander Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/42, PSF	5,135,962
2,000	Mission Econ. Dev. Corp., Rec. Recvery RB, Allied Waste Ind. Proj., 5.20%, 4/01/18, AMT	1,962,340
1,250	West Central Regl. Hsg. Fin., Local or Gtd. Hsg. RB, Ser. A, 5.35%, 12/01/39, AMT	1,289,300
		24,566,845
	Vermont—2.4%
4,670	Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, 4.90%, 5/01/38, FSA, AMT	4,532,468
	Virginia—2.7%
850	Fairfax Cnty. Econ. Dev. Auth., Local or Gtd. Hsg. RB, Goodwin House, Inc. Proj., 5.125%, 10/01/42	836,051
595	Lexington Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Kendal at Lexington Proj., Ser. A, 5.50%, 1/01/37	592,305
2,600	Peninsula Ports Auth., Hlth., Hosp. & Nursing Home RB, Baptist Homes Proj., Ser. C, 5.375%, 12/01/26	2,609,828
1,000	Reynolds Crossing Cmnty. Dev. Auth., Pub. Impvts. SA, Reynolds Crossing Proj., 5.10%, 3/01/21	995,500
		5,033,684
	Washington—0.5%
1,000	Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser. A, 4.625%, 10/01/34, FGIC	973,530

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Municipal Bonds— (cont'd)
		Wisconsin—3.7%
		Hlth. & Edl. Facs. Auth.,
$5,335		Hlth., Hosp. & Nursing Home Impvts. RB, Ascension Hlth. Proj., 5.00%, 11/15/31	$5,366,103
1,535		Hlth., Hosp. & Nursing Home RB, Franciscan Sisters Healthcare Proj., 5.00%, 9/01/26	1,525,606
			6,891,709
		Wyoming—0.5%
1,015		Cmnty. Dev. Auth., Local or Gtd. Hsg. RB, Ser. 3, 4.70%, 12/01/32, AMT	961,418
		Total Municipal Bonds	196,368,238
		Municipal Bonds Held in Trust—90.3%
		California—21.6%
15,000	[1]	Golden St. Tobacco Sec. Corp., Tobacco Settlement Funded RB, 5.00%, 6/01/45, AMBAC	15,222,300
10,000	[1]	Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Sutter Hlth. Proj., Ser. A, 5.25%, 11/15/46	10,277,500
15,000	[1]	Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38, MBIA	15,076,800
			40,576,600
		Georgia—16.4%
		City of Atlanta,
15,000	[1]	Port, Arpt. & Marina RB, Ser. C, 5.00%, 1/01/33, FSA	15,405,150
15,000	[1]	Wtr. Util. Impvts. Wtr. RB, 5.00%, 11/01/43, FSA	15,393,150
			30,798,300
		Illinois—8.2%
15,000	[1]	Chicago O'Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. A, 5.00%, 1/01/33, FGIC	15,424,800
		Indiana—7.5%
		Carmel Redev. Auth., Econ. Impvts. Lease RB, Performing Arts Ctr. Proj.,
7,230	[1]	4.75%, 2/01/33	7,234,988
6,580	[1]	5.00%, 2/01/33	6,754,107
			13,989,095
		Nebraska—8.1%
15,000	[1]	Omaha Pub. Pwr. Dist., Elec., Lt. & Pwr. Impvts. RB, Ser. B, 4.75%, 2/01/36, FGIC	15,104,400
		New York—8.2%
15,000	[1]	New York City Mun. Wtr. Fin. Auth., Wtr. RB, Ser. D, 5.00%, 6/15/39	15,448,650
		North Carolina—15.3%
13,495	[1]	Charlotte-Mecklenburg Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Carolinas Hlth. Care Sys. Proj., Ser. A, 5.00%, 1/15/45	13,471,923
15,170	[1]	Univ. of North Carolina, Univ. & Coll. Impvts. RB, Ser. A, 4.75%, 12/01/34	15,314,722
			28,786,645
		Texas—5.0%
9,150	[1]	New Caney Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 2/15/35, PSF	9,418,919
		Total Municipal Bonds Held in Trust	169,547,409
		Total Long-Term Investments (cost $369,250,871)	365,915,647

Shares
(000)		Description	Value
		MONEY MARKET FUND—1.0%
1,800	[2,3]	Merrill Lynch Institutional Tax-Exempt Fund, 3.47% (cost $1,800,000)	$1,800,000
Total Investments —195.9% (cost $371,050,8714)			$367,715,647
Liabilities in excess of other assets —0.2%			296,611
Liability for trust certificates, including interest payable —(96.1)%			(180,245,420)
Net Assets —100%			$187,766,838

[1]	Security represents underlying bond transferred to a separate securitization trust established in a tender option bond transaction in which the Trust may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

[2]	Represents an investment in an affiliate.

[3]	Represents current yield as of July 31, 2007.

[4]	Cost for federal income tax purposes is $371,051,096. The net unrealized depreciation on a tax basis is $3,335,449, consisting of $1,874,064 gross unrealized appreciation and $5,209,513 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
PSF	—	Public School Fund Guaranteed
RAA	—	Radian Asset Assurance
RB	—	Revenue Bond
SA	—	Special Assessment
ST	—	Special Tax

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

	By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Long-Term Municipal Advantage Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 20, 2007

	By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 20, 2007